Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2019

HC Capital Trust

The date of this Supplement is December 11, 2019

The Institutional Growth Equity Portfolio (the “Portfolio”): At a meeting held on December 10, 2019, the Board, on behalf of the Portfolio, (i) approved a change in the Portfolio’s name to “The Institutional U.S. Equity Portfolio”, effective February 10, 2020, (ii) approved Portfolio Management Agreements (each a “Proposed Agreement”) engaging Frontier Capital Management Company, LLC (“Frontier”), Wellington Management Company, LLP (“Wellington”) and Echo Street Capital Management LLC (“Echo Street”) as additional Specialist Managers (“Proposed Specialist Managers”) to manage portions of the assets of the Portfolio, (iii) recommended approval of each Proposed Agreement between the Trust and each respective Proposed Manager by shareholders of the Portfolio and (iv) approved changes to the Portfolio’s principal strategies as set forth below, effective February 10, 2020. A meeting of the shareholders of the Portfolio is scheduled to be held on February 11, 2020 for the purpose of approving the Proposed Agreements for Frontier, Wellington and Echo Street. Accordingly, the Prospectus is supplemented as follows:

1. Effective February 10, 2020, the following revises and replaces the Principal Investment Strategies section of the Portfolio on page 19:

Principal Investment Strategies

The Portfolio is a diversified investment company that is designed to provide broad exposure to the U.S. equity market. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in U.S. equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio will invest in equity securities of issuers of any capitalization. The Portfolio will also invest in equity and debt securities issued by U.S. and non-U.S. real estate-related companies. Companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties are considered to be real estate-related companies. With respect to such real estate-related investments, the Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock, and other fixed income securities, including mortgage-backed securities and high yield debt (“junk bonds”). These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Portfolio’s Specialist Managers may also use swaps. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Portions of the Portfolio will be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index, another U.S. equity index or, from time to time, one or more identifiable subsets or other portions of such indices. Additionally, portions of the Portfolio may also be managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. Effective February 10, 2020, the paragraphs entitled “Growth Investing Risk” and “Mid Cap Risk” under the heading “Principal Investment Risks” for the Portfolio on page 21 are deleted in their entirety and the following paragraphs are added under the heading “Principal Investment Risks” for the Portfolio on pages 21 and 22:

With respect to “Equity Risks”:

• Small/Mid Cap Risk – Small and mid-capitalization companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

With respect to “Foreign Investment Risks”:

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

Real Estate Investing Risk.

•
Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks. To the extent that the Portfolio invests in REITs and real estate partnerships, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired REITs and real estate partnerships. Investments in REITs and real estate partnerships (if any) may cause a greater portion of the Portfolio’s distributions to be taxable as ordinary income.

With respect to “Fixed Income Risk”:

•
•         Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•         Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•         Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•         High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

With respect to “Risks Associated with investments in Derivatives”:

•
Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.

The Value Equity Portfolio (the “Portfolio”): At a meeting held on December 10, 2019, the Board, on behalf of the Portfolio, (i) approved Portfolio Management Agreements (each a “Proposed Agreement”) engaging Frontier and Echo Street as additional Specialist Managers (“Proposed Specialist Managers”) to manage portions of the assets of the Portfolio; and (ii) recommended approval of each Proposed Agreement between the Trust and each respective Proposed Manager by shareholders of the Portfolio. A meeting of the shareholders of the Portfolio is scheduled to be held on February 11, 2020 for the purpose of approving the Proposed Agreements for Frontier and Echo Street.

The Growth Equity Portfolio (the “Portfolio”): At a meeting held on December 10, 2019, the Board, on behalf of the Portfolio, (i) approved a Portfolio Management Agreement (the “Proposed Agreement”) engaging Echo Street as an additional Specialist Manager (“Proposed Specialist Manager”) to manage a portion of the assets of the Portfolio, and (ii) recommended approval of the Proposed Agreement between the Trust and the Proposed Manager by shareholders of the Portfolio. A meeting of the shareholders of the Portfolio is scheduled to be held on February 11, 2020 for the purpose of approving the Proposed Agreement for Echo Street.

The ESG Growth Portfolio (the “Portfolio”): At a meeting held on December 10, 2019, the Board, on behalf of the Portfolio, (i) approved a Portfolio Management Agreement (the “Proposed Agreement”) engaging RBC Global Asset Management (“RBC”) as an additional Specialist Manager (“Proposed Specialist Manager”) to manage a portion of the assets of the Portfolio, and (ii) recommended approval of the Proposed Agreement between the Trust and the Proposed Manager by shareholders of the Portfolio. A meeting of the shareholders of the Portfolio is scheduled to be held on February 11, 2020 for the purpose of approving the Proposed Agreement for RBC.

The ESG Growth Portfolio and The Catholic SRI Growth Portfolio (the “Portfolios”): At a meeting held on December 10, 2019, the Board approved an amendment to the Agreement between the Trust and Mellon Investments Corporation (“Mellon”) with respect to each Portfolio that provided for a change in the management fee payable to Mellon. Accordingly, the Mellon compensation disclosures in the Prospectus, and each Portfolio’s fee table and expense example table disclosures are revised to reflect the revised management fee payable to Mellon, effective December 11, 2019 as follows:

1. The following replaces the ESG Growth Portfolio Fee Table and Expense Example- page 52:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.17%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.30%

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

2. The following replaces the Catholic SRI Growth Portfolio Fee Table and Expense Example- page 58:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.15%
Other Expenses	0.23%
Total Annual Portfolio Operating Expenses	0.38%

1 Year	$39
3 Years	$122
5 Years	$213
10 Years	$480

The International Equity Portfolio (the “Portfolio”): Effective December 31, 2019, each of Cadence Capital Management LLC (“Cadence”) and Causeway Capital Management LLC (“Causeway”), no longer serves as a Specialist Manager for the Portfolio pursuant to notice of termination by the Trust, on behalf of the Board of Trustees. Accordingly, effective December 31, 2019, the Prospectus is supplemented as shown below with references to Cadence and Causeway deleted entirely.

6. The following replaces the Portfolio’s Fee Table and Expense Example on page 64:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.25%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.35%

1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443

*	Management fee as restated is based on estimated allocation among the Portfolio’s Specialist Managers following termination of two Specialist Managers.

The Institutional Growth Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2019

HC Capital Trust

The date of this Supplement is December 11, 2019

The Institutional Growth Equity Portfolio (the “Portfolio”): At a meeting held on December 10, 2019, the Board, on behalf of the Portfolio, (i) approved a change in the Portfolio’s name to “The Institutional U.S. Equity Portfolio”, effective February 10, 2020, (ii) approved Portfolio Management Agreements (each a “Proposed Agreement”) engaging Frontier Capital Management Company, LLC (“Frontier”), Wellington Management Company, LLP (“Wellington”) and Echo Street Capital Management LLC (“Echo Street”) as additional Specialist Managers (“Proposed Specialist Managers”) to manage portions of the assets of the Portfolio, (iii) recommended approval of each Proposed Agreement between the Trust and each respective Proposed Manager by shareholders of the Portfolio and (iv) approved changes to the Portfolio’s principal strategies as set forth below, effective February 10, 2020. A meeting of the shareholders of the Portfolio is scheduled to be held on February 11, 2020 for the purpose of approving the Proposed Agreements for Frontier, Wellington and Echo Street. Accordingly, the Prospectus is supplemented as follows:

1. Effective February 10, 2020, the following revises and replaces the Principal Investment Strategies section of the Portfolio on page 19:

Principal Investment Strategies

The Portfolio is a diversified investment company that is designed to provide broad exposure to the U.S. equity market. Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in U.S. equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio will invest in equity securities of issuers of any capitalization. The Portfolio will also invest in equity and debt securities issued by U.S. and non-U.S. real estate-related companies. Companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties are considered to be real estate-related companies. With respect to such real estate-related investments, the Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as bonds, including those that are convertible into common stock, and other fixed income securities, including mortgage-backed securities and high yield debt (“junk bonds”). These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. The Portfolio’s Specialist Managers may also use swaps. In accordance with applicable interpretations of the SEC, certain derivative instruments may be counted as equity securities for purposes of the Portfolio’s policies regarding investments in equity securities, to the extent that such derivative instruments have economic characteristics similar to those of equity securities.

Portions of the Portfolio will be managed using a “passive” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index, another U.S. equity index or, from time to time, one or more identifiable subsets or other portions of such indices. Additionally, portions of the Portfolio may also be managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

2. Effective February 10, 2020, the paragraphs entitled “Growth Investing Risk” and “Mid Cap Risk” under the heading “Principal Investment Risks” for the Portfolio on page 21 are deleted in their entirety and the following paragraphs are added under the heading “Principal Investment Risks” for the Portfolio on pages 21 and 22:

With respect to “Equity Risks”:

• Small/Mid Cap Risk – Small and mid-capitalization companies may be more vulnerable to adverse business or economic developments than larger capitalization companies. Securities issued by these companies may be less liquid and/or more volatile than securities of larger companies or the overall securities markets. Small and mid-cap companies may be adversely affected during periods when investors prefer to hold securities of large capitalization companies.

With respect to “Foreign Investment Risks”:

• Emerging Markets Risk – Risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations. Such investments are often less liquid and/or more volatile than securities issued by companies located in developed nations, such as the United States, Canada and those included in the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Certain types of securities, including emerging market securities, are subject to the risk that the securities may not be sold at the quoted market price within a reasonable period of time.

Real Estate Investing Risk.

•
Real Estate Markets and REIT Risk – Investments in the Portfolio will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments. REIT prices may also fall because of the failure of borrowers to pay their loans and/or poor management. The value of real estate (and real estate securities) may also be affected by increases in property taxes and changes in tax laws and interest rates. The value of securities of companies that service the real estate industry may also be affected by such risks. To the extent that the Portfolio invests in REITs and real estate partnerships, shareholders bear both their proportionate share of expenses in the Portfolio (including management and advisory fees) and, indirectly, the expenses of the acquired REITs and real estate partnerships. Investments in REITs and real estate partnerships (if any) may cause a greater portion of the Portfolio’s distributions to be taxable as ordinary income.

With respect to “Fixed Income Risk”:

•
•         Asset-Backed/Mortgage-Backed Security Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments. Although these securities may offer yields higher than those available from other types of securities, these securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be particularly susceptible to Prepayment Risk.

•         Extension Risk – Fixed income securities held by the Portfolio are subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline.

•         Call/Prepayment Risk – When interest rates are declining, issuers of fixed income securities held by the Portfolio may prepay principal earlier than scheduled. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. Mortgage-backed and asset-backed securities are especially sensitive to prepayment.

•         High Yield Bond Risk – High yield bonds, commonly referred to as “junk bonds,” are considered speculative under traditional investment standards. Prices of these securities will rise and fall primarily in response to changes in the issuer’s financial health, although changes in market interest rates also will affect prices. High yield bonds may also experience reduced liquidity, and sudden and substantial decreases in price, during certain market conditions.

With respect to “Risks Associated with investments in Derivatives”:

•
Swaps Risks – The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. Swap transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Portfolio’s direct investments in securities and short sales. Transactions in swaps can involve greater risks than if the Portfolio had invested in securities directly since, in addition to general market risks, swaps may be leveraged and are also subject to liquidity risk, counterparty risk, credit risk and valuation risk. Regulators also may impose limits on an entity’s or group of entities’ positions in certain swaps.

The Value Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2019

HC Capital Trust

The date of this Supplement is December 11, 2019

The Value Equity Portfolio (the “Portfolio”): At a meeting held on December 10, 2019, the Board, on behalf of the Portfolio, (i) approved Portfolio Management Agreements (each a “Proposed Agreement”) engaging Frontier and Echo Street as additional Specialist Managers (“Proposed Specialist Managers”) to manage portions of the assets of the Portfolio; and (ii) recommended approval of each Proposed Agreement between the Trust and each respective Proposed Manager by shareholders of the Portfolio. A meeting of the shareholders of the Portfolio is scheduled to be held on February 11, 2020 for the purpose of approving the Proposed Agreements for Frontier and Echo Street.

The Growth Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2019

HC Capital Trust

The date of this Supplement is December 11, 2019

The Growth Equity Portfolio (the “Portfolio”): At a meeting held on December 10, 2019, the Board, on behalf of the Portfolio, (i) approved a Portfolio Management Agreement (the “Proposed Agreement”) engaging Echo Street as an additional Specialist Manager (“Proposed Specialist Manager”) to manage a portion of the assets of the Portfolio, and (ii) recommended approval of the Proposed Agreement between the Trust and the Proposed Manager by shareholders of the Portfolio. A meeting of the shareholders of the Portfolio is scheduled to be held on February 11, 2020 for the purpose of approving the Proposed Agreement for Echo Street.

The ESG Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2019

HC Capital Trust

The date of this Supplement is December 11, 2019

The ESG Growth Portfolio (the “Portfolio”): At a meeting held on December 10, 2019, the Board, on behalf of the Portfolio, (i) approved a Portfolio Management Agreement (the “Proposed Agreement”) engaging RBC Global Asset Management (“RBC”) as an additional Specialist Manager (“Proposed Specialist Manager”) to manage a portion of the assets of the Portfolio, and (ii) recommended approval of the Proposed Agreement between the Trust and the Proposed Manager by shareholders of the Portfolio. A meeting of the shareholders of the Portfolio is scheduled to be held on February 11, 2020 for the purpose of approving the Proposed Agreement for RBC.

The ESG Growth Portfolio and The Catholic SRI Growth Portfolio (the “Portfolios”): At a meeting held on December 10, 2019, the Board approved an amendment to the Agreement between the Trust and Mellon Investments Corporation (“Mellon”) with respect to each Portfolio that provided for a change in the management fee payable to Mellon. Accordingly, the Mellon compensation disclosures in the Prospectus, and each Portfolio’s fee table and expense example table disclosures are revised to reflect the revised management fee payable to Mellon, effective December 11, 2019 as follows:

1. The following replaces the ESG Growth Portfolio Fee Table and Expense Example- page 52:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.17%
Other Expenses	0.13%
Total Annual Portfolio Operating Expenses	0.30%

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

The Catholic SRI Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2019

HC Capital Trust

The date of this Supplement is December 11, 2019

The ESG Growth Portfolio and The Catholic SRI Growth Portfolio (the “Portfolios”): At a meeting held on December 10, 2019, the Board approved an amendment to the Agreement between the Trust and Mellon Investments Corporation (“Mellon”) with respect to each Portfolio that provided for a change in the management fee payable to Mellon. Accordingly, the Mellon compensation disclosures in the Prospectus, and each Portfolio’s fee table and expense example table disclosures are revised to reflect the revised management fee payable to Mellon, effective December 11, 2019 as follows:

2. The following replaces the Catholic SRI Growth Portfolio Fee Table and Expense Example- page 58:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)	0.15%
Other Expenses	0.23%
Total Annual Portfolio Operating Expenses	0.38%

1 Year	$39
3 Years	$122
5 Years	$213
10 Years	$480

The International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2019

HC Capital Trust

The date of this Supplement is December 11, 2019

The International Equity Portfolio (the “Portfolio”): Effective December 31, 2019, each of Cadence Capital Management LLC (“Cadence”) and Causeway Capital Management LLC (“Causeway”), no longer serves as a Specialist Manager for the Portfolio pursuant to notice of termination by the Trust, on behalf of the Board of Trustees. Accordingly, effective December 31, 2019, the Prospectus is supplemented as shown below with references to Cadence and Causeway deleted entirely.

6. The following replaces the Portfolio’s Fee Table and Expense Example on page 64:

Annual Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Management Fees (based on asset allocations among Specialist Managers, see “Advisory Services – Specialist Managers”)*	0.25%
Other Expenses	0.10%
Total Annual Portfolio Operating Expenses	0.35%

1 Year	$36
3 Years	$113
5 Years	$197
10 Years	$443

*	Management fee as restated is based on estimated allocation among the Portfolio’s Specialist Managers following termination of two Specialist Managers.